Statements of Changes in Stockholder's Equity - USD ($) $ in Millions		Total		Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income
Balance at the beginning of the period at Dec. 31, 2014		$ 879.8		$ 5.0	$ 515.6	$ 75.4	$ 283.8
Equity
Net income		74.1				74.1
Dividends		(83.0)				(83.0)
Other comprehensive income (loss)		(100.3)					(100.3)
Balance at the end of the period at Dec. 31, 2015		770.6		5.0	515.6	66.5	183.5
Equity
Net income		309.5				309.5
Dividends	[1]	(890.0)			(514.0)	(376.0)
Capital contribution from affiliated entity		54.3			54.3
Other comprehensive income (loss)		(79.8)					(79.8)
Balance at the end of the period at Dec. 31, 2016		164.6		5.0	55.9	0.0	103.7
Equity
Net income		78.9				78.9
Dividends		(61.0)	[1]			(61.0)
Other comprehensive income (loss)		24.5					24.5
Balance at the end of the period at Dec. 31, 2017		$ 207.0		$ 5.0	$ 55.9	$ 17.9	$ 128.2

[1]	Dividends are required to be deducted from retained earnings and when depleted, deducted from additional paid-in capital.